Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Other receivables	$ 1,691,665	$ 522,734
Other receivables - ECL Allowance	(2,635)	(1,064)
Total	$ 1,689,030	$ 521,670